BALANCE SHEET COMPONENTS - Property, Equipment and Software (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 14,326		$ 12,493	$ 8,309
Less: accumulated depreciation and amortization	(3,240)		(2,856)	(1,783)
Total property, equipment and software, net	11,086		9,637	6,526
Depreciation and amortization expense	383	$ 222	1,074	822
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	406		344	207
Electric Generation, Transmission and Distribution Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	578		413	130
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	6,929		6,268	4,144
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	278		258	119
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	6,108		5,184	$ 3,709
Other Assets [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 27		$ 26